Employee Benefits - Summary of Defined Benefit Obligation And Unfunded Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	¥ (2,081,009)	¥ (2,128,476)
The impact of minimum funding requirement and asset ceiling	572,107	268,228
Total	220,652	38,092
Japanese plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,265,948	1,415,507
Total	(242,954)	(444,741)
Japanese plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	463,606	482,833
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	(1,271,236)	(1,284,918)
The impact of minimum funding requirement and asset ceiling	0	0
Total	350,817	366,098
Foreign plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,225,195	1,250,773
Total	(46,040)	(34,145)
Foreign plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	¥ 396,857	¥ 400,243